Free Market U.S. Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

OPEN END FUNDS - 99.9%	Shares	Value
iShares Core S&P 500 ETF	620,081	$375,192,411
iShares MSCI USA Value Factor ETF (a)	3,457,971	396,162,447
U.S. Large Cap Value Portfolio III - Class Institutional (b)	20,280,253	696,626,697
U.S. Large Cap Value Series (c)	2,825,615	255,605,174
U.S. Large Company Portfolio - Class Institutional (b)	7,253,127	290,850,394
U.S. Micro Cap Portfolio - Class Institutional (d)	21,803,299	689,202,285
U.S. Small Cap Portfolio - Class Institutional (d)	12,963,932	689,033,010
U.S. Small Cap Value Portfolio - Class Institutional (d)	21,596,457	1,141,588,707
TOTAL OPEN END FUNDS (Cost $2,391,923,162)		4,534,261,125

SHORT-TERM INVESTMENTS - 0.2%		Value
Investments Purchased with Proceeds from Securities Lending - 0.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (e)	2,970,750	2,970,750

Money Market Funds - 0.1%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.58% (f)	7,146,743	7,146,743
TOTAL SHORT-TERM INVESTMENTS (Cost $10,117,493)		10,117,493

TOTAL INVESTMENTS - 100.1% (Cost $2,402,040,654)		4,544,378,618
Liabilities in Excess of Other Assets - (0.1)%		(4,981,313)
TOTAL NET ASSETS - 100.0%		$4,539,397,305
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $2,921,408 which represented 0.1% of net assets
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.
(d)	A portfolio of DFA Investment Dimensions Group Inc.
(e)	The rate shown is as of November 30, 2024.
(f)	The rate shown represents the 7-day effective yield as of November 30, 2024.
ETF	Exchange-Traded Fund
Portfolio holdings are subject to change at any time.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Free Market U.S. Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Open End Funds	$4,278,655,950	$–	$–	$4,278,655,950
Investments Measured at Net Asset Value (a)	–	–	–	255,695,175
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,970,750
Money Market Funds	7,146,743	–	–	7,146,743
Total Investments (b)	$4,285,802,693	$–	$–	$4,544,378,618

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(b)	Please refer to the Portfolio of Investments for further details.